Debentures - Summary Of Details of Debentures (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 67,430,188	₩ 62,760,687	$ 56,879,113
Debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		57,370,312	55,442,162
Korean Won Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		57,500,884	55,495,986
Structured debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 910	1,960
Structured debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		5.65%		5.65%
Structured debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		8.62%		8.62%
Exchangeable bonds
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	[1]	₩ 240,000	240,000
Exchangeable bonds | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	[1]	0.00%		0.00%
Exchangeable bonds | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	[1]	0.00%		0.00%
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 6,241,957	4,834,407
Subordinated fixed rate debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		2.02%		2.02%
Subordinated fixed rate debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		7.86%		7.86%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 44,124,235	47,229,619
Fixed rate debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		0.80%		0.80%
Fixed rate debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		13.70%		13.70%
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 6,893,782	3,190,000
Floating rate debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		1.24%		1.24%
Floating rate debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		2.57%		2.57%
Fair value adjustments of fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		₩ (79,877)	(6,839)
Less Discount on debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(38,976)	(32,028)
Less: Adjustment for exchange right of exchangeable bonds in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		(11,719)	(14,957)
Debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		10,059,876	7,318,525
Foreign Currencies Gross Carrying Amount [Member]
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		10,062,140	7,263,518
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 2,749,174	2,232,938
Floating rate debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		0.37%		0.37%
Floating rate debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		1.46%		1.46%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures		₩ 7,312,966	5,030,580
Fixed rate debentures | Bottom Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		0.05%		0.05%
Fixed rate debentures | Top Of Range Member
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate		12.00%		12.00%
Fair value adjustments of fair value hedged debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk		₩ 27,953	81,333
Less Discount on debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures		₩ (30,217)	₩ (26,326)

[1]	Fair value of the liability component of exchangeable bonds is calculated by using market interest rate of bonds under the same conditions without the exchange right. The residual amount after deducting the liability component from the issuance amount, represents the value of the exchange right and is recorded in equity. Shares to be exchanged are 5 million treasury shares of KB Financial Group Inc. with the exchange price of ￦ 48,000. Exercise period for exchange right is from the 60th day of the issuance date to 10 days before the maturity date.